Note 30 - Operating Expenses by Nature From Continuing Operations	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
30	OPERATING EXPENSES BY NATURE from continuing operations

Operating expenses by nature include the following:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Depreciation and amortization	18,846	9,456	12,485
Market research, public and investor relations, branding	6,659	4,313	5,278
Occupancy	5,874	4,049	4,340
Other expenses (a)	4,400	969	818
Professional services	7,019	3,499	5,811
Salaries & wages	51,056	29,467	29,331
Share-based compensation	2,164	2,015	4,415
Technology	11,449	5,177	9,043
Travel	2,794	1,612	1,894
Operating expenses from continuing operations	110,261	60,557	73,415

(a)	Other expenses primarily include bank charges and merchant fees, office costs, training and recruitment costs.